SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Additional Detail (Details) $ in Millions	12 Months Ended
Dec. 31, 2022 USD ($)
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
U.S. Treasury Bills	$ 9.9
Maturity term	1 month